Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense		$ 174		$ 4,753	$ 3,626	$ 2,183
Depreciation of property, plant and equipment	$ 300	$ 251	$ 3,800	$ 3,800	$ 2,711	$ 910